Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 8.7%
AeroVironment, Inc.
(a) (b)
................. 191,735 $ 31,649,696
ATI, Inc.
(b)
.......................... 811,465 159,939,752
BWX Technologies, Inc. ................ 544,753 106,036,171
Carpenter Technology Corp. ............. 295,439 182,238,593
Curtiss-Wright Corp.
(a)
.................. 219,657 166,447,288
Hexcel Corp. ........................ 448,496 44,876,510
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 1,115,012 55,594,498
Moog, Inc. , Class A
(a)
.................. 169,105 71,673,463
StandardAero, Inc.
(a) (b)
.................. 698,449 20,890,610
Woodward, Inc. ...................... 354,284 150,726,585
990,073,166
Automobile Components — 0.4%
Autoliv, Inc. ......................... 253,906 29,496,260
Gentex Corp. ....................... 506,255 12,793,064
42,289,324
Banks — 1.0%
Cullen/Frost Bankers, Inc. ............... 186,702 28,849,193
East West Bancorp, Inc. ................ 415,442 53,629,408
First Financial Bankshares, Inc. ........... 325,098 11,248,391
International Bancshares Corp. ........... 150,937 11,463,665
Texas Capital Bancshares, Inc. ........... 127,241 13,138,905
118,329,562
Beverages — 0.8%
Celsius Holdings, Inc.
(a) (b)
................ 942,440 27,594,643
Coca-Cola Consolidated, Inc. ............. 336,056 64,159,812
91,754,455
Biotechnology — 5.0%
(b)
Arrowhead Pharmaceuticals, Inc.
(a)
......... 837,554 68,269,027
BioMarin Pharmaceutical, Inc. ............ 655,093 37,484,421
Cytokinetics, Inc.
(a)
.................... 435,949 37,138,495
Exelixis, Inc. ........................ 1,494,586 81,320,424
Halozyme Therapeutics, Inc.
(a)
............ 705,285 55,202,657
Neurocrine Biosciences, Inc. ............. 597,877 100,763,200
Roivant Sciences Ltd. .................. 1,555,009 55,031,769
United Therapeutics Corp. ............... 252,397 136,756,267
571,966,260
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
...... 360,699 27,730,539
Building Products — 1.5%
AAON, Inc.
(a)
........................ 404,256 51,283,916
Advanced Drainage Systems, Inc. ......... 238,633 37,455,836
Carlisle Cos., Inc. .................... 103,221 37,443,418
Fortune Brands Innovations, Inc. .......... 404,315 22,196,893
Simpson Manufacturing Co., Inc. .......... 119,859 25,092,482
173,472,545
Capital Markets — 2.3%
Affiliated Managers Group, Inc. ........... 157,046 53,144,366
Carlyle Group, Inc. (The) ................ 601,036 25,309,626
Evercore, Inc. , Class A ................. 142,014 48,489,260
Federated Hermes, Inc. , Class B, NVS ...... 430,630 23,779,389
Hamilton Lane, Inc. , Class A ............. 130,853 10,315,142
Houlihan Lokey, Inc. , Class A ............. 170,867 22,918,391
Morningstar, Inc. ..................... 64,785 10,107,756
SEI Investments Co. ................... 320,676 28,126,492
Stifel Financial Corp. .................. 501,682 35,002,353
257,192,775
Security
Shares
Shares Value
Chemicals — 1.0%
NewMarket Corp. ..................... 45,391 $ 35,915,175
RPM International, Inc. ................. 311,142 34,583,433
Solstice Advanced Materials, Inc. .......... 500,460 44,340,756
114,839,364
Commercial Services & Supplies — 2.3%
Brink's Co. (The) ..................... 173,855 16,427,559
Clean Harbors, Inc.
(b)
.................. 150,641 45,003,999
MSA Safety, Inc. ..................... 129,462 22,601,476
RB Global, Inc.
(a)
..................... 1,107,756 128,998,186
Tetra Tech, Inc. ...................... 1,543,165 44,582,037
257,613,257
Communications Equipment — 0.6%
Viavi Solutions, Inc.
(b)
.................. 1,390,842 66,412,706
Construction & Engineering — 5.2%
AECOM ........................... 336,253 23,470,459
API Group Corp.
(a) (b)
................... 2,292,659 97,094,109
Dycom Industries, Inc.
(b)
................ 178,493 90,244,276
IES Holdings, Inc.
(b)
................... 52,127 38,295,622
MasTec, Inc.
(b)
....................... 366,374 152,433,567
Sterling Infrastructure, Inc.
(b)
............. 182,459 153,148,786
Valmont Industries, Inc. ................. 69,264 40,006,886
594,693,705
Construction Materials — 0.3%
Eagle Materials, Inc. ................... 95,315 21,445,875
Knife River Corp.
(a) (b)
................... 134,757 11,272,423
32,718,298
Consumer Finance — 0.6%
FirstCash Holdings, Inc. ................ 229,382 49,619,914
SLM Corp. ......................... 614,213 15,932,685
65,552,599
Consumer Staples Distribution & Retail — 0.2%
Sprouts Farmers Market, Inc.
(a) (b)
.......... 223,680 18,918,854
Diversified Consumer Services — 0.9%
Duolingo, Inc. , Class A
(a) (b)
............... 165,081 18,987,616
Graham Holdings Co. , Class B ............ 9,542 10,891,430
Grand Canyon Education, Inc.
(b)
........... 155,909 22,312,137
H&R Block, Inc. ...................... 391,940 14,925,075
Service Corp. International .............. 434,806 33,027,864
100,144,122
Diversified REITs — 0.4%
WP Carey, Inc. ...................... 701,945 50,189,068
Electric Utilities — 0.3%
IDACORP, Inc. ...................... 171,323 25,921,170
TXNM Energy, Inc. .................... 242,906 13,792,203
39,713,373
Electrical Equipment — 3.4%
Acuity, Inc. ......................... 121,765 45,864,005
EnerSys ........................... 219,117 51,233,937
Nextpower, Inc. , Class A
(a) (b)
.............. 573,855 68,369,085
nVent Electric plc ..................... 961,606 163,097,994
Vicor Corp.
(a) (b)
....................... 138,938 52,765,873
381,330,894
Electronic Equipment, Instruments & Components — 4.5%
Advanced Energy Industries, Inc. .......... 226,136 84,319,330
Belden, Inc. ........................ 106,495 12,769,816
Cognex Corp. ....................... 494,772 35,831,388
Crane NXT Co. ...................... 127,536 6,524,742
Fabrinet
(b)
.......................... 213,047 119,749,458

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc. ....................... 63,158 $ 28,757,732
Novanta, Inc.
(a) (b)
..................... 99,528 16,147,423
Sanmina Corp.
(b)
..................... 318,700 80,656,596
TTM Technologies, Inc.
(b)
................ 617,506 115,485,972
Vontier Corp. ........................ 367,518 10,658,022
510,900,479
Energy Equipment & Services — 1.8%
TechnipFMC plc ...................... 2,370,723 157,178,935
Valaris Ltd.
(a) (b)
....................... 382,953 27,802,388
Weatherford International plc ............. 179,623 14,639,274
199,620,597
Entertainment — 1.1%
Roku, Inc. , Class A
(b)
.................. 780,083 107,760,665
Warner Music Group Corp. , Class A ........ 460,482 12,465,248
120,225,913
Financial Services — 1.5%
Equitable Holdings, Inc. ................ 780,134 34,232,280
Essent Group Ltd. .................... 230,139 14,793,335
MGIC Investment Corp. ................ 641,346 18,085,957
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 226,395 11,011,853
Toast, Inc. , Class A
(b)
.................. 2,792,051 77,674,859
WEX, Inc.
(b)
......................... 121,623 17,159,789
172,958,073
Food Products — 0.1%
Marzetti Co. (The) .................... 60,790 6,939,786
Gas Utilities — 0.3%
National Fuel Gas Co. ................. 350,352 27,050,678
Spire, Inc. .......................... 150,944 11,787,217
38,837,895
Ground Transportation — 1.4%
(a)(b)
Avis Budget Group, Inc. ................ 70,465 10,416,841
XPO, Inc. .......................... 698,129 143,318,902
153,735,743
Health Care Equipment & Supplies — 1.7%
(b)
Globus Medical, Inc. , Class A
(a)
........... 673,785 53,235,753
Haemonetics Corp. ................... 165,720 12,429,000
Lantheus Holdings, Inc. ................ 267,116 29,633,849
LivaNova plc ........................ 326,643 26,859,854
Penumbra, Inc. ...................... 233,866 73,843,189
196,001,645
Health Care Providers & Services — 3.0%
Chemed Corp. ....................... 38,675 18,012,495
Encompass Health Corp. ............... 589,845 59,621,533
Ensign Group, Inc. (The) ................ 344,627 55,243,708
HealthEquity, Inc.
(a) (b)
.................. 502,315 45,369,091
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 1,260,132 43,688,776
Option Care Health, Inc.
(a) (b)
.............. 933,702 19,579,731
Tenet Healthcare Corp.
(b)
................ 512,179 95,818,447
337,333,781
Health Care REITs — 1.5%
American Healthcare REIT, Inc. ........... 699,028 36,454,310
CareTrust REIT, Inc. ................... 1,404,707 56,679,928
Omega Healthcare Investors, Inc. .......... 956,212 45,592,188
Sabra Health Care REIT, Inc. ............. 1,499,547 29,256,162
167,982,588
Health Care Technology — 0.1%
Doximity, Inc. , Class A
(b)
................ 795,661 16,502,009
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 3.2%
Boyd Gaming Corp. ................... 327,058 $ 28,889,033
Cava Group, Inc.
(a) (b)
................... 250,019 19,621,491
Choice Hotels International, Inc.
(a)
.......... 71,776 7,914,740
Churchill Downs, Inc. .................. 393,706 35,291,806
Dutch Bros, Inc. , Class A
(a) (b)
............. 424,851 30,508,550
Hilton Grand Vacations, Inc.
(b)
............ 357,069 18,699,704
Hyatt Hotels Corp. , Class A
(a)
............. 168,337 32,630,444
Planet Fitness, Inc. , Class A
(b)
............ 470,501 24,546,037
Texas Roadhouse, Inc. , Class A ........... 390,835 75,521,047
Travel + Leisure Co. ................... 371,167 28,368,294
Vail Resorts, Inc. ..................... 103,822 14,135,365
Wingstop, Inc. ....................... 161,932 28,080,628
Wyndham Hotels & Resorts, Inc. .......... 235,916 19,866,486
364,073,625
Household Durables — 1.4%
Somnigroup International, Inc. ............ 1,250,706 98,055,351
TopBuild Corp.
(a) (b)
.................... 167,593 59,416,746
157,472,097
Independent Power and Renewable Electricity Producers — 1.3%
Ormat Technologies, Inc.
(a)
.............. 365,399 39,791,951
Talen Energy Corp.
(b)
.................. 269,926 103,721,765
143,513,716
Industrial REITs — 1.0%
EastGroup Properties, Inc. .............. 197,856 40,071,776
First Industrial Realty Trust, Inc. ........... 788,275 48,329,140
STAG Industrial, Inc. .................. 693,524 26,395,523
114,796,439
Insurance — 1.8%
American Financial Group, Inc. ........... 164,021 22,953,099
Hanover Insurance Group, Inc. (The) ....... 89,453 19,153,676
Kinsale Capital Group, Inc.
(a)
............. 130,275 42,965,998
Old Republic International Corp. ........... 692,821 28,350,235
Primerica, Inc. ....................... 107,548 30,565,142
RenaissanceRe Holdings Ltd.
(a)
........... 131,274 41,600,730
Ryan Specialty Holdings, Inc. , Class A
(a)
..... 447,114 16,883,025
202,471,905
Interactive Media & Services — 0.4%
Pinterest, Inc. , Class A
(b)
................ 1,947,882 40,963,958
IT Services — 3.5%
(b)
DigitalOcean Holdings, Inc. .............. 484,040 76,008,801
Okta, Inc. , Class A
(a)
................... 996,918 136,029,461
Twilio, Inc. , Class A ................... 902,463 186,205,191
398,243,453
Leisure Products — 0.2%
(a)(b)
Mattel, Inc. ......................... 688,751 9,559,864
YETI Holdings, Inc. ................... 265,765 13,171,313
22,731,177
Life Sciences Tools & Services — 2.2%
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
...... 58,901 17,293,923
Bruker Corp.
(a)
....................... 350,201 21,075,096
Illumina, Inc.
(a) (b)
...................... 485,805 85,419,093
Medpace Holdings, Inc.
(a) (b)
.............. 134,155 71,047,146
Repligen Corp.
(b)
..................... 173,408 23,659,788
Sotera Health Co.
(b)
................... 1,576,936 27,990,614
246,485,660
Machinery — 6.6%
Chart Industries, Inc.
(b)
................. 267,292 55,847,991
Crane Co. .......................... 148,848 33,203,523
Donaldson Co., Inc. ................... 461,392 41,419,160

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Esab Corp. ......................... 149,724 $ 14,767,278
Flowserve Corp. ..................... 759,951 56,357,966
Graco, Inc. ......................... 503,304 38,054,815
ITT, Inc. ........................... 531,580 105,125,261
Lincoln Electric Holdings, Inc. ............ 221,526 58,817,368
Mueller Industries, Inc. ................. 473,403 58,195,431
Oshkosh Corp. ...................... 170,541 26,174,633
RBC Bearings, Inc.
(b)
.................. 187,563 120,801,826
SPX Technologies, Inc.
(b)
................ 297,691 72,984,902
Watts Water Technologies, Inc. , Class A ...... 163,373 63,952,361
745,702,515
Marine Transportation — 0.2%
Kirby Corp.
(b)
........................ 146,336 19,897,306
Media — 0.7%
New York Times Co. (The) , Class A ......... 957,812 67,027,684
Nexstar Media Group, Inc. , Class A ......... 93,884 16,766,743
83,794,427
Metals & Mining — 2.5%
Coeur Mining, Inc.
(a)
................... 6,151,310 100,389,379
Hecla Mining Co.
(a)
.................... 3,988,121 61,536,707
MP Materials Corp. , Class A
(a) (b)
........... 474,651 26,585,203
Royal Gold, Inc. ...................... 484,445 96,700,066
285,211,355
Multi-Utilities — 0.1%
Northwestern Energy Group, Inc. .......... 160,682 11,508,045
Office REITs — 0.1%
COPT Defense Properties ............... 281,149 10,231,012
Oil, Gas & Consumable Fuels — 1.0%
Antero Midstream Corp. ................ 1,976,994 44,976,614
DT Midstream, Inc. .................... 436,741 64,087,374
109,063,988
Personal Care Products — 0.2%
elf Beauty, Inc.
(a) (b)
.................... 235,258 17,409,092
Pharmaceuticals — 1.4%
(b)
Elanco Animal Health, Inc.
(a)
.............. 2,969,780 73,086,286
Jazz Pharmaceuticals plc ............... 373,076 89,900,124
162,986,410
Professional Services — 2.2%
CACI International, Inc. , Class A
(a) (b)
........ 131,355 60,851,517
ExlService Holdings, Inc.
(b)
.............. 908,462 23,492,827
Exponent, Inc. ....................... 151,236 8,886,627
FTI Consulting, Inc.
(b)
.................. 70,172 10,456,330
Genpact Ltd. ........................ 440,208 12,105,720
Maximus, Inc. ....................... 168,091 9,036,572
Parsons Corp.
(a) (b)
..................... 212,639 11,140,157
Paylocity Holding Corp.
(b)
............... 257,882 26,956,406
TransUnion ......................... 596,136 43,005,251
UL Solutions, Inc. , Class A ............... 462,651 47,125,631
253,057,038
Residential REITs — 0.3%
Equity LifeStyle Properties, Inc. ........... 588,116 37,904,076
Retail REITs — 0.6%
Agree Realty Corp. ................... 320,867 24,302,467
Brixmor Property Group, Inc. ............. 839,260 26,461,868
NNN REIT, Inc. ...................... 486,433 22,633,727
73,398,062
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 7.3%
Allegro MicroSystems, Inc.
(a) (b)
............ 465,055 $ 32,377,129
Amkor Technology, Inc. ................. 325,429 28,061,743
Cirrus Logic, Inc.
(a) (b)
................... 172,873 25,676,827
Entegris, Inc. ........................ 362,714 65,237,740
Lattice Semiconductor Corp.
(b)
............ 480,653 73,520,683
MACOM Technology Solutions Holdings, Inc.
(b)
. 390,151 148,401,736
MKS, Inc. .......................... 285,156 126,837,389
Onto Innovation, Inc.
(b)
................. 141,972 53,729,303
Rambus, Inc.
(b)
...................... 642,995 85,351,156
Semtech Corp.
(b)
..................... 387,573 62,728,690
Silicon Laboratories, Inc.
(b)
............... 103,942 22,717,563
SiTime Corp.
(b)
....................... 131,844 98,297,613
Universal Display Corp. ................ 113,426 9,821,557
832,759,129
Software — 4.1%
Appfolio, Inc. , Class A
(a) (b)
............... 142,879 22,910,648
Bentley Systems, Inc. , Class B ............ 558,400 16,690,576
BILL Holdings, Inc.
(a) (b)
.................. 257,294 9,303,751
Commvault Systems, Inc.
(a) (b)
............. 149,619 21,205,501
DocuSign, Inc. , Class A
(b)
............... 681,613 30,277,249
Dolby Laboratories, Inc. , Class A .......... 162,822 8,561,181
Dropbox, Inc. , Class A
(a) (b)
............... 890,554 24,463,518
Dynatrace, Inc.
(b)
..................... 1,752,038 76,931,989
Guidewire Software, Inc.
(a) (b)
.............. 503,383 61,941,278
InterDigital, Inc. ...................... 153,681 43,511,702
Manhattan Associates, Inc.
(b)
............. 214,598 29,882,772
Nutanix, Inc. , Class A
(b)
................. 946,189 48,217,791
Pegasystems, Inc. .................... 536,594 16,081,722
Qualys, Inc.
(b)
....................... 209,401 28,790,543
UiPath, Inc. , Class A
(a) (b)
................ 1,930,013 20,979,241
459,749,462
Specialized REITs — 1.1%
CubeSmart ......................... 605,830 24,093,859
EPR Properties ...................... 236,557 13,722,672
Gaming & Leisure Properties, Inc. ......... 757,828 33,746,081
Lamar Advertising Co. , Class A ........... 310,585 48,445,048
National Storage Affiliates Trust ........... 178,769 7,949,857
127,957,517
Specialty Retail — 2.0%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 108,718 9,785,707
Burlington Stores, Inc.
(a) (b)
............... 227,892 72,196,186
Chewy, Inc. , Class A
(b)
................. 956,924 18,803,556
Dick's Sporting Goods, Inc. .............. 156,686 35,537,952
Five Below, Inc.
(b)
..................... 328,788 59,112,794
Valvoline, Inc.
(a) (b)
..................... 758,346 29,985,001
225,421,196
Technology Hardware, Storage & Peripherals — 1.3%
Everpure, Inc. , Class A
(b)
................ 1,876,264 147,830,841
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Capri Holdings Ltd. ................... 342,868 6,367,059
Crocs, Inc.
(a)
........................ 124,092 14,970,459
21,337,518
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies, Inc. ........ 120,876 40,874,219
Core & Main, Inc. , Class A
(b)
.............. 492,238 23,750,484
GATX Corp. ........................ 122,427 21,692,840

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. , Class A ...... 114,291 $ 13,594,915
99,912,458
Total Long-Term Investments — 99 .9%
(Cost: $ 8,579,975,109 ) ............................ 11,331,856,852
Short-Term Securities
Money Market Funds — 5.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(e)
................... 651,809,170 652,004,713
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 9,733,330 9,733,330
Total Short-Term Securities — 5 .8%
(Cost: $ 661,521,143 ) .............................. 661,738,043
Total Investments — 105 .7%
(Cost: $ 9,241,496,252 ) ............................ 11,993,594,895
Liabilities in Excess of Other Assets — (5.7) % ............. (647,931,866)
Net Assets — 100.0% ...............................
$ 11,345,663,029
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 473,157,908 $ 178,791,828
(a)
$ — $ (11,179) $ 66,156 $ 652,004,713 651,809,170 $ 356,172
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 10,751,940 — (1,018,610)
(a)
— — 9,733,330 9,733,330 119,163 —
$ (11,179) $ 66,156 $ 661,738,043 $ 475,335 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 72 09/18/26 $ 27,972 $ 212,998

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Equitable Holdings, Inc. ...... Merrill Lynch International & Co. USD 556,548 02/15/28 0.40% 1D OBFR01 Monthly $ (16,253)
Equitable Holdings, Inc. ...... BNP Paribas SA 348,321 03/20/28 0.40% 1D OBFR01 Monthly (9,655)
Total long positions of equity swaps (25,908)
Net dividends and financing fees (2,665)
Total equity swap contracts including dividends and financing fees $ (28,573)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,331,856,852 $ — $ — $ 11,331,856,852
Short-Term Securities
Money Market Funds ...................................... 661,738,043 — — 661,738,043
$ 11,993,594,895 $ — $ — $ 11,993,594,895
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 212,998 $ — $ — $ 212,998
Liabilities
Equity contracts ........................................... — (28,573) — (28,573)
$ 212,998 $ (28,573) $ — $ 184,425
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Mid-Cap 400 Growth ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust